SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details) - shares	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Class of Stock [Line Items]
Number of Warrants, Total	15,003,396	[1]	3,396	105
Exercisable, Total	15,003,378
Series A Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Total	10
Exercisable, Total	10
Series B Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Total	17
Exercisable, Total	17
Series C Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Total	64
Exercisable, Total	46
Common Stock Warrants With No Class Designation [Member]
Class of Stock [Line Items]
Number of Warrants, Total	15,003,305
Exercisable, Total	15,003,305

[1]	The total warrants of 15,003,396 above which are exercisable into common stock consisted of the following: